UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (93.3%)(a)
		Shares	Value

Aerospace and defense (6.4%)

Airbus Group NV (France)		410,505	$21,859,525

Embraer SA ADR (Brazil)(S)		227,300	8,014,598

General Dynamics Corp.		278,200	37,059,022

Honeywell International, Inc.		640,200	62,585,952

L-3 Communications Holdings, Inc.		391,600	48,213,792

Northrop Grumman Corp.		464,100	72,840,495

Raytheon Co.		350,442	35,061,722

Rockwell Collins, Inc.		128,500	11,002,170

United Technologies Corp.		386,700	44,385,426

			341,022,702
Airlines (1.2%)

American Airlines Group, Inc.		470,300	23,082,324

Delta Air Lines, Inc.		447,900	21,190,149

Japan Airlines Co., Ltd. (Japan)(UR)		579,000	19,437,394

			63,709,867
Auto components (0.4%)

Dana Holding Corp.(S)		372,600	7,776,162

Johnson Controls, Inc.		265,200	12,323,844

			20,100,006
Automobiles (0.6%)

Ford Motor Co.		710,200	10,447,042

General Motors Co.		640,000	20,876,800

			31,323,842
Banks (9.4%)

Bank of America Corp.		4,832,494	73,212,284

Citigroup, Inc.		2,430,580	114,115,731

Fifth Third Bancorp		604,400	10,456,120

JPMorgan Chase & Co.		2,305,546	125,375,591

KeyCorp		1,677,500	21,790,725

Regions Financial Corp.		3,018,700	26,262,690

SVB Financial Group(NON)		80,465	9,084,499

Wells Fargo & Co.		2,435,679	126,460,454

			506,758,094
Beverages (0.9%)

Coca-Cola Enterprises, Inc.		387,400	16,309,540

Dr. Pepper Snapple Group, Inc.		81,600	6,305,232

PepsiCo, Inc.		289,600	27,158,688

			49,773,460
Biotechnology (0.2%)

Gilead Sciences, Inc.(NON)		97,000	10,168,510

			10,168,510
Capital markets (3.7%)

Carlyle Group LP (The)		382,804	10,067,745

Charles Schwab Corp. (The)		1,246,800	32,391,864

E*Trade Financial Corp.(NON)		372,500	8,586,125

Goldman Sachs Group, Inc. (The)		132,893	22,912,082

KKR & Co. LP		1,128,577	27,097,134

Morgan Stanley		1,376,600	46,542,846

State Street Corp.		551,800	39,459,218

WisdomTree Investments, Inc.(S)		708,300	12,338,586

			199,395,600
Chemicals (3.0%)

Axiall Corp.(S)		318,700	14,102,475

CF Industries Holdings, Inc.		60,700	18,536,566

Dow Chemical Co. (The)		1,007,700	45,507,732

Huntsman Corp.		986,900	21,672,324

Linde AG (Germany)		69,691	13,378,759

LyondellBasell Industries NV Class A		177,200	14,014,748

Monsanto Co.		232,100	27,383,158

Symrise AG (Germany)		123,566	8,111,560

			162,707,322
Commercial services and supplies (0.9%)

ADT Corp. (The)(S)		303,821	10,451,442

Tyco International PLC		914,142	37,306,135

			47,757,577
Communications equipment (0.7%)

Cisco Systems, Inc.		1,432,957	37,779,911

			37,779,911
Consumer finance (0.6%)

Capital One Financial Corp.		403,938	29,572,301

			29,572,301
Containers and packaging (0.8%)

MeadWestvaco Corp.		245,900	12,363,852

Packaging Corp. of America		375,000	28,443,750

			40,807,602
Diversified consumer services (0.2%)

ITT Educational Services, Inc.(NON)(S)		616,249	4,480,130

Weight Watchers International, Inc.(NON)(S)		334,300	5,536,008

			10,016,138
Diversified financial services (0.4%)

CBOE Holdings, Inc.		166,200	10,714,914

CME Group, Inc.		157,900	13,468,870

			24,183,784
Diversified telecommunication services (1.2%)

AT&T, Inc.		547,200	18,013,824

Verizon Communications, Inc.		975,614	44,595,316

			62,609,140
Electric utilities (1.8%)

American Electric Power Co., Inc.		225,400	14,157,374

Edison International		320,600	21,848,890

Exelon Corp.		1,216,400	43,839,056

NextEra Energy, Inc.		163,500	17,860,740

			97,706,060
Electrical equipment (0.4%)

Eaton Corp PLC		371,700	23,450,553

			23,450,553
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.		747,100	17,758,567

			17,758,567
Energy equipment and services (1.5%)

Aker Solutions ASA 144A (Norway)(NON)		524,355	2,554,642

Baker Hughes, Inc.		464,400	26,930,556

Ezion Holdings, Ltd. (Singapore)(S)		6,999,920	6,620,704

Halliburton Co.		265,400	10,613,346

Oil States International, Inc.(NON)		148,200	6,086,574

Schlumberger, Ltd.		246,939	20,345,304

Transocean, Ltd. (Switzerland)(S)		383,200	6,246,160

			79,397,286
Food and staples retail (2.3%)

CVS Health Corp.		986,800	96,864,288

Wal-Mart Stores, Inc.		310,200	26,360,796

			123,225,084
Food products (1.8%)

Hershey Co. (The)		265,000	27,085,650

Kellogg Co.		120,700	7,915,506

Kraft Foods Group, Inc.		287,900	18,811,386

Mead Johnson Nutrition Co.		166,600	16,408,434

Mondelez International, Inc. Class A		757,000	26,676,680

			96,897,656
Health-care equipment and supplies (3.2%)

Abbott Laboratories		410,600	18,378,456

Baxter International, Inc.		578,000	40,639,180

Boston Scientific Corp.(NON)		862,800	12,778,068

Medtronic PLC		865,231	61,777,493

St. Jude Medical, Inc.		137,000	9,024,190

Zimmer Holdings, Inc.		261,100	29,269,310

			171,866,697
Health-care providers and services (1.3%)

Catamaran Corp.(NON)		196,000	9,782,360

CIGNA Corp.		196,000	20,938,680

HCA Holdings, Inc.(NON)		255,500	18,089,400

UnitedHealth Group, Inc.		174,800	18,572,500

			67,382,940
Hotels, restaurants, and leisure (1.0%)

Hilton Worldwide Holdings, Inc.(NON)		1,024,100	26,595,877

Intrawest Resorts Holdings, Inc.(NON)		334,787	3,381,349

Penn National Gaming, Inc.(NON)(S)		903,936	13,531,922

Vail Resorts, Inc.		121,800	10,689,168

			54,198,316
Household durables (0.7%)

PulteGroup, Inc.		928,900	19,126,051

Whirlpool Corp.		81,800	16,284,744

			35,410,795
Household products (0.3%)

Energizer Holdings, Inc.		127,700	16,346,877

			16,346,877
Independent power and renewable electricity producers (1.8%)

Calpine Corp.(NON)		2,121,817	44,303,539

NRG Energy, Inc.		2,173,100	53,588,646

			97,892,185
Industrial conglomerates (2.1%)

General Electric Co.		3,075,720	73,478,951

Siemens AG (Germany)(S)		401,334	42,153,614

			115,632,565
Insurance (4.8%)

ACE, Ltd.		129,100	13,937,636

Allstate Corp. (The)		199,200	13,902,168

American International Group, Inc.		1,309,325	63,986,713

Assured Guaranty, Ltd.		866,780	21,166,768

Chubb Corp. (The)		86,875	8,505,063

Everest Re Group, Ltd.		55,720	9,549,294

Genworth Financial, Inc. Class A(NON)		1,684,400	11,757,112

Hartford Financial Services Group, Inc. (The)		1,251,500	48,683,350

MetLife, Inc.		625,587	29,089,796

Prudential Financial, Inc.		159,300	12,087,684

Prudential PLC (United Kingdom)		979,986	23,837,787

			256,503,371
Internet and catalog retail (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	33

Global Fashion Holding SA (acquired 8/2/13, cost $2,567,154) (Private) (Brazil)(F)(RES)(NON)		60,600	1,422,553

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	33

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Brazil)(F)(RES)(NON)		16	14

Zalando SE (acquired 9/30/13, cost $5,246,454) (Private) (Germany)(F)(RES)(NON)		218,790	5,340,225

			6,762,858
Internet software and services (1.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		107,000	9,531,560

AOL, Inc.(NON)		171,900	7,434,675

Google, Inc. Class C(NON)		68,991	36,877,069

			53,843,304
IT Services (0.5%)

Computer Sciences Corp.		278,700	16,911,516

Fidelity National Information Services, Inc.		149,700	9,345,771

			26,257,287
Media (3.1%)

CBS Corp. Class B (non-voting shares)		356,300	19,528,803

Comcast Corp. Class A		806,700	42,872,072

DISH Network Corp. Class A(NON)		375,000	26,381,250

Liberty Global PLC Ser. C (United Kingdom)		873,400	39,818,306

Time Warner, Inc.		360,500	28,093,765

WPP PLC (United Kingdom)		390,545	8,609,755

			165,303,951
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)		674,000	8,613,720

BHP Billiton, Ltd. (Australia)		422,207	9,762,509

Freeport-McMoRan, Inc. (Indonesia)		846,938	14,237,028

Goldcorp, Inc. (Toronto Exchange) (Canada)(S)		167,800	4,032,234

Newmont Mining Corp.		222,000	5,583,300

			42,228,791
Multi-utilities (0.8%)

Ameren Corp.		298,900	13,534,192

CMS Energy Corp.		269,700	10,175,781

PG&E Corp.		328,000	19,289,680

			42,999,653
Multiline retail (0.3%)

Macy's, Inc.(S)		244,600	15,625,048

			15,625,048
Oil, gas, and consumable fuels (10.2%)

Anadarko Petroleum Corp.		399,800	32,683,650

Cabot Oil & Gas Corp.		875,900	23,211,350

California Resources Corp.(NON)(S)		237,825	1,217,664

Cheniere Energy, Inc.(NON)		150,400	10,735,552

Chevron Corp.		457,900	46,948,487

CONSOL Energy, Inc.		585,200	16,941,540

EnCana Corp. (Canada)		812,152	9,932,196

Energen Corp.		147,400	9,348,108

EOG Resources, Inc.		131,600	11,716,348

EP Energy Corp. Class A(NON)(S)		1,260,110	13,042,139

Exxon Mobil Corp.		1,029,392	89,989,449

Gaztransport Et Technigaz SA (France)		136,463	7,719,567

Gulfport Energy Corp.(NON)		475,700	18,309,693

Marathon Oil Corp.		1,173,600	31,217,760

MPLX LP		189,100	15,041,014

Noble Energy, Inc.		131,900	6,296,906

Nordic American Tankers, Ltd. (Norway)(S)		866,400	8,767,968

Occidental Petroleum Corp.		224,814	17,985,120

Peabody Energy Corp.(S)		1,063,500	6,625,605

QEP Resources, Inc.		1,315,900	26,607,498

Royal Dutch Shell PLC ADR (United Kingdom)		1,128,228	69,329,611

Scorpio Tankers, Inc.(S)		1,689,800	13,298,726

Southwestern Energy Co.(NON)(S)		454,300	11,262,097

Suncor Energy, Inc. (Canada)		605,382	18,056,172

Total SA ADR (France)(S)		336,500	17,333,115

Whiting Petroleum Corp.(NON)		468,724	14,071,094

			547,688,429
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)		976,800	15,990,216

			15,990,216
Personal products (0.7%)

Avon Products, Inc.(S)		1,404,300	10,869,282

Coty, Inc. Class A(NON)(S)		1,440,545	27,399,166

			38,268,448
Pharmaceuticals (10.6%)

AbbVie, Inc.		449,100	27,103,185

Actavis PLC(NON)		184,400	49,149,976

AstraZeneca PLC ADR (United Kingdom)(S)		834,200	59,261,568

Bristol-Myers Squibb Co.		745,700	44,943,339

Eli Lilly & Co.		668,500	48,132,000

Johnson & Johnson		759,700	76,076,358

Merck & Co., Inc.		1,553,091	93,620,325

Pfizer, Inc.		2,887,734	90,241,688

Sanofi ADR (France)		505,800	23,312,322

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		417,100	23,716,306

Zoetis, Inc.		809,838	34,604,378

			570,161,445
Real estate investment trusts (REITs) (0.9%)

Altisource Residential Corp.		489,934	8,823,711

American Tower Corp.		209,000	20,262,550

Equity Lifestyle Properties, Inc.		318,000	17,404,140

			46,490,401
Semiconductors and semiconductor equipment (2.2%)

Applied Materials, Inc.		502,200	11,470,248

Fairchild Semiconductor International, Inc.(NON)(S)		551,400	8,463,990

Intel Corp.		1,401,800	46,315,472

Lam Research Corp.		353,850	27,048,294

Micron Technology, Inc.(NON)		928,600	27,175,479

			120,473,483
Software (1.9%)

Microsoft Corp.		1,009,800	40,795,920

Oracle Corp.		1,268,800	53,150,032

TiVo, Inc.(NON)		1,028,300	10,756,018

			104,701,970
Specialty retail (1.6%)

Bed Bath & Beyond, Inc.(NON)		176,000	13,159,520

Gap, Inc. (The)		526,100	21,670,059

Home Depot, Inc. (The)		158,200	16,519,244

Michaels Cos., Inc. (The)(NON)(S)		521,100	13,444,380

Office Depot, Inc.(NON)		1,677,100	12,745,960

Tile Shop Holdings, Inc.(NON)(S)		1,188,500	9,650,620

			87,189,783
Technology hardware, storage, and peripherals (2.7%)

Apple, Inc.		504,600	59,118,936

Hewlett-Packard Co.		721,100	26,053,343

NetApp, Inc.		244,500	9,242,100

QLogic Corp.(NON)		962,600	12,860,336

Samsung Electronics Co., Ltd. (South Korea)		15,571	19,246,032

SanDisk Corp.		114,600	8,699,286

Western Digital Corp.		123,800	12,037,074

			147,257,107
Textiles, apparel, and luxury goods (0.2%)

Michael Kors Holdings, Ltd.(NON)		122,400	8,664,696

			8,664,696
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.(S)		2,089,055	32,923,507

			32,923,507
Tobacco (0.4%)

Philip Morris International, Inc.		298,161	23,924,439

			23,924,439
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		795,022	27,929,120

			27,929,120

Total common stocks (cost $4,323,650,395)			$5,016,038,744

INVESTMENT COMPANIES (0.7%)(a)
		Shares	Value

Vanguard MSCI Emerging Markets ETF(S)		983,400	$39,276,996

Total investment companies (cost $42,826,646)			$39,276,996

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	Shares	225,183,514	$225,183,514

Putnam Short Term Investment Fund 0.10%(AFF)	Shares	343,355,767	343,355,767

SSgA Prime Money Market Fund Class N 0.01%(P)	Shares	2,200,000	2,200,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.12%, February 5, 2015(SEGSF)		$560,000	559,995

Total short-term investments (cost $571,299,276)			$571,299,276

TOTAL INVESTMENTS

Total investments (cost $4,937,776,317)(b)			$5,626,615,016

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $99,795,343) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	3/18/15	$58,156,927	$60,930,026	$2,773,099
	Euro	Sell	3/18/15	31,129,767	34,427,169	3,297,402
JPMorgan Chase Bank N.A.
	Euro	Sell	3/18/15	4,604,336	4,438,148	(166,188)

Total						$5,904,313

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
shares	126,680	$—	5/6/15	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$2,224,647

Total		$—	$2,224,647

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,378,339,156.
(b)	The aggregate identified cost on a tax basis is $4,985,904,825, resulting in gross unrealized appreciation and depreciation of $898,389,272 and $257,679,081, respectively, or net unrealized appreciation of $640,710,191.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,762,858, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$5,482,224	$—	$5,482,224	$62	$—
	Putnam Short Term Investment Fund*	324,163,340	154,026,843	134,834,416	71,033	343,355,767
	Totals	$329,645,564	$154,026,843	$140,316,640	$71,095	$343,355,767
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $225,183,514, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $216,626,984.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 72,600 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $181,879 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,570,311 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $166,188 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$419,222,820	$8,609,755	$6,762,858
Consumer staples	348,435,964	—	—
Energy	610,190,802	16,894,913	—
Financials	1,071,989,271	23,837,787	—
Health care	819,579,592	—	—
Industrials	508,122,731	83,450,533	—
Information technology	488,825,597	19,246,032	—
Materials	230,481,103	31,252,828	—
Telecommunication services	90,538,260	—	—
Utilities	238,597,898	—	—
Total common stocks	4,825,984,038	183,291,848	6,762,858
Investment companies	39,276,996	—	—
Short-term investments	345,555,767	225,743,509	—

Totals by level	$5,210,816,801	$409,035,357	$6,762,858

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,904,313	$—
Total return swap contracts	—	2,224,647	—

Totals by level	$—	$8,128,960	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$6,070,501	$166,188
Equity contracts	2,224,647	—

Total	$8,295,148	$166,188

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$102,900,000
OTC total return swap contracts (notional)		$7,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$2,224,647	$–	$–	$2,224,647
	Forward currency contracts#	–	6,070,501	–	6,070,501

	Total Assets	$2,224,647	$6,070,501	$–	$8,295,148

	Liabilities:
	OTC Total return swap contracts*#	–	–	–	–
	Forward currency contracts#	–	–	166,188	166,188

	Total Liabilities	$–	$–	$166,188	$166,188

	Total Financial and Derivative Net Assets	$2,224,647	$6,070,501	$(166,188)	$8,128,960
	Total collateral received (pledged)##†	$2,200,000	$5,570,311	$(110,000)
	Net amount	$24,647	$500,190	$(56,188)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015